Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.62%
Aerospace & Defense–2.26%
Airbus SE (France)	31,084	$7,258,919
General Electric Co.	36,044	10,842,756
		18,101,675
Application Software–1.66%
Intuit, Inc.	9,838	6,718,469
Salesforce, Inc.	27,608	6,543,096
		13,261,565
Asset Management & Custody Banks–0.80%
KKR & Co., Inc., Class A	49,263	6,401,727
Automobile Manufacturers–0.55%
Tesla, Inc.(b)	9,954	4,426,743
Automotive Retail–0.44%
Valvoline, Inc.(b)(c)	98,847	3,549,596
Biotechnology–0.49%
AbbVie, Inc.	16,763	3,881,305
Broadline Retail–4.47%
Amazon.com, Inc.(b)	162,700	35,724,039
Construction Materials–1.47%
CRH PLC	98,155	11,768,784
Consumer Finance–2.22%
American Express Co.	27,525	9,142,704
Capital One Financial Corp.	40,452	8,599,286
		17,741,990
Consumer Staples Merchandise Retail–2.05%
BJ’s Wholesale Club Holdings, Inc., Class C(b)	35,151	3,277,831
Walmart, Inc.	127,501	13,140,253
		16,418,084
Diversified Banks–2.90%
JPMorgan Chase & Co.	73,434	23,163,287
Diversified Financial Services–1.09%
Equitable Holdings, Inc.	172,232	8,745,941
Electric Utilities–1.44%
Constellation Energy Corp.	8,731	2,873,110
PPL Corp.	231,747	8,611,719
		11,484,829
Electrical Components & Equipment–1.57%
Emerson Electric Co.	28,458	3,733,120
Hubbell, Inc.	20,586	8,858,361
		12,591,481
Gas Utilities–1.20%
Atmos Energy Corp.	56,294	9,612,200
Health Care Distributors–0.98%
Cencora, Inc.	25,010	7,816,375
Shares		Value
Health Care Equipment–2.51%
Boston Scientific Corp.(b)	91,605	$8,943,396
Medtronic PLC	117,236	11,165,557
		20,108,953
Health Care Facilities–0.67%
Tenet Healthcare Corp.(b)	26,498	5,380,154
Health Care REITs–0.54%
Welltower, Inc.	24,450	4,355,523
Health Care Services–1.00%
CVS Health Corp.	106,171	8,004,232
Health Care Supplies–0.78%
Alcon AG	34,807	2,593,470
Cooper Cos., Inc. (The)(b)	52,570	3,604,199
		6,197,669
Home Improvement Retail–0.74%
Lowe’s Cos., Inc.	23,517	5,910,057
Homebuilding–0.61%
D.R. Horton, Inc.	28,591	4,845,317
Hotels, Resorts & Cruise Lines–0.85%
Royal Caribbean Cruises Ltd.(c)	21,099	6,827,214
Household Products–0.57%
Procter & Gamble Co. (The)	29,515	4,534,980
Industrial Machinery & Supplies & Components–1.92%
Otis Worldwide Corp.	82,927	7,582,016
Parker-Hannifin Corp.	10,216	7,745,260
		15,327,276
Industrial REITs–0.90%
Prologis, Inc.	63,106	7,226,899
Insurance Brokers–1.01%
Arthur J. Gallagher & Co.(c)	26,006	8,055,098
Integrated Oil & Gas–2.22%
Chevron Corp.	65,623	10,190,595
Suncor Energy, Inc. (Canada)	181,485	7,587,888
		17,778,483
Integrated Telecommunication Services–1.47%
AT&T, Inc.	416,123	11,751,313
Interactive Media & Services–9.39%
Alphabet, Inc., Class A	193,061	46,933,129
Meta Platforms, Inc., Class A	38,350	28,163,473
		75,096,602
Internet Services & Infrastructure–0.48%
MongoDB, Inc.(b)	12,449	3,863,921
Investment Banking & Brokerage–1.54%
Charles Schwab Corp. (The)	129,081	12,323,363
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
Life Sciences Tools & Services–1.08%
Lonza Group AG (Switzerland)	12,910	$8,632,121
Movies & Entertainment–1.18%
Walt Disney Co. (The)	82,206	9,412,587
Multi-Utilities–0.46%
Ameren Corp.	35,040	3,657,475
Oil & Gas Storage & Transportation–0.83%
Cheniere Energy, Inc.	28,186	6,623,146
Passenger Ground Transportation–1.58%
Uber Technologies, Inc.(b)	129,065	12,644,498
Pharmaceuticals–1.95%
AstraZeneca PLC, ADR (United Kingdom)	37,317	2,862,960
Eli Lilly and Co.	16,650	12,703,950
		15,566,910
Property & Casualty Insurance–1.13%
American International Group, Inc.	115,248	9,051,578
Restaurants–0.74%
McDonald’s Corp.	19,586	5,951,990
Semiconductor Materials & Equipment–1.28%
ASML Holding N.V., New York Shares (Netherlands)	10,576	10,238,520
Semiconductors–13.08%
Broadcom, Inc.	76,435	25,216,671
NVIDIA Corp.	389,324	72,640,072
Texas Instruments, Inc.	36,734	6,749,138
		104,605,881
Specialty Chemicals–0.85%
DuPont de Nemours, Inc.	86,871	6,767,251
Systems Software–11.71%
Microsoft Corp.	138,005	71,479,690
Oracle Corp.	48,555	13,655,608
ServiceNow, Inc.(b)	9,238	8,501,547
		93,636,845
Shares		Value
Technology Hardware, Storage & Peripherals–6.30%
Apple, Inc.	197,739	$50,350,282
Telecom Tower REITs–0.56%
American Tower Corp.(c)	23,132	4,448,746
Tobacco–1.97%
Philip Morris International, Inc.	97,299	15,781,898
Transaction & Payment Processing Services–3.13%
Fiserv, Inc.(b)	51,865	6,686,955
Mastercard, Inc., Class A	32,214	18,323,645
		25,010,600
Total Common Stocks & Other Equity Interests (Cost $469,779,305)		804,657,003
Money Market Funds–0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	426,722	426,722
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	792,484	792,484
Total Money Market Funds (Cost $1,219,206)		1,219,206
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.77% (Cost $470,998,511)		805,876,209
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.99%
Invesco Private Government Fund, 4.14%(d)(e)(f)	4,401,567	4,401,567
Invesco Private Prime Fund, 4.26%(d)(e)(f)	11,523,275	11,526,732
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,928,299)		15,928,299
TOTAL INVESTMENTS IN SECURITIES–102.76% (Cost $486,926,810)		821,804,508
OTHER ASSETS LESS LIABILITIES—(2.76)%		(22,080,233)
NET ASSETS–100.00%		$799,724,275
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,612,411	$34,820,334	$(36,006,023)	$-	$-	$426,722	$36,227
Invesco Treasury Portfolio, Institutional Class	2,994,479	64,666,333	(66,868,328)	-	-	792,484	66,765
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$939,637	$124,564,814	$(121,102,884)	$-	$-	$4,401,567	$146,476*
Invesco Private Prime Fund	2,491,576	280,526,982	(271,491,372)	-	(454)	11,526,732	391,912*
Total	$8,038,103	$504,578,463	$(495,468,607)	$-	$(454)	$17,147,505	$641,380

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$788,765,963	$15,891,040	$—	$804,657,003
Money Market Funds	1,219,206	15,928,299	—	17,147,505
Total Investments	$789,985,169	$31,819,339	$—	$821,804,508
Invesco V.I. Main Street Fund®